Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 10,630	$ 10,310	$ 9,925	$ 11,519	$ 11,431	$ 11,179	$ 10,545	$ 10,336	$ 9,888		$ 9,768	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 10,363	10,118	9,806	11,458	11,449	11,273	10,696	10,558	10,171		10,128	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 10,439	10,217	9,915	11,640	11,627	11,431	10,820	10,648	10,231		10,152	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,142,003	1,105,473	1,060,892	1,226,595	1,214,864	1,184,564	1,113,201	1,087,556	1,037,464		1,022,845	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,101,743	1,064,276	1,020,415	1,179,856	1,166,327	1,137,183	1,067,570	1,042,100	993,135	$ 1,000,000
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,400	11,029	10,589	12,256	12,130	11,831	11,129	10,878	10,378		10,225	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452		1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,079,717	1,066,225	1,010,373	1,161,614	1,179,854	1,097,505	1,009,408	1,009,250	974,690	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321		10,055	10,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321		10,151	10,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321		10,151	10,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 10,946	10,817	10,297	11,676	11,799	11,359	10,681	10,576	10,321		10,151	10,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 1,095,221	1,082,275	1,030,324	1,168,173	1,180,365	1,136,194	1,068,427	1,057,910	1,032,209		1,015,102	1,000,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 1,046,444	1,034,074	984,437	1,116,146	1,127,795	1,085,592	1,020,843	1,010,795	986,238	$ 1,000,000
Bloomberg U.S. Mortgage Backed Securities [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities
Account Value	$ 10,946	$ 10,817	$ 10,297	$ 11,676	$ 11,799	$ 11,359	$ 10,681	$ 10,576	$ 10,321		$ 10,151	$ 10,000